Mortgage Notes Payable - FP Land LLC (Tables) (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Mortgage notes payable
Schedule of indebtedness outstanding
			Annual Interest Rate as of March 31,	Principal Outstanding as of				Book Value of Collateral as of
Loan	Payment Terms	Interest Rate Terms	2014	March 31, 2014	December 31, 2013	Maturity		March 31, 2014
Financial institution	Annual principal and interest	Proprietary index, initially 3.25%	3.25%	$1,137,388	$1,137,388	October 2032	(a)	$4,455,236
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	255,143	255,143	December 2027		833,068
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	—	240,000	December 2021	(b)	—
Financial institution	Principal and interest at maturity	Greater of LIBOR + 2.59% and 2.80%	2.80%	1,796,000	1,796,000	June 2016	(a)(c)	2,426,593
Financial institution	Annual principal and interest	5.25% until 2015, then 5-yr US Treasury + 3.5%	5.25%	920,441	920,441	July 2030	(b)	924,667
Financial institution	Annual principal and interest	4.95% until 2016, then 5-yr US Treasury + 3.5%	4.95%	528,748	528,748	September 2031	(b)	562,740
Financial institution	Annual principal and quarterly interest	Greater of LIBOR + 2.59% and 2.80%	2.80%	33,733,900	34,500,000	March 2016	(a)(b)(c)	29,548,000
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	787,285	787,285	December 2041	(b)(c)	1,025,229
Financial institution	Principal and interest at maturity	3.15% until 2014, then proprietary index	3.20%	469,732	469,732	November 2032	(a)(b)(c)	225,000
Financial institution	Annual principal and interest	Proprietary index, initially 3.15%	3.15%	1,742,500	1,742,500	April 2043	(a)(c)	884,214
Financial institution	Annual principal and interest	4.00%	4.00%	688,000	688,000	April 2018	(a)(c)	1,147,188
Total				$42,059,137	$43,065,237			$42,031,935

(a) Personally guaranteed by Mr. Hough.

(b) Includes collateral not included in these combined consolidated financial statements.

(c) Personally guaranteed by Mr. Pittman.

	Annual Interest Rate as of December 31,			Principal Outstanding as of
									Book Value of Collateral as of December 31, 2013
					December 31, 2013	December 31, 2012
Loan	Payment Terms	Interest Rate Terms	2013	2012			Maturity
Financial institution	Annual principal and interest	Proprietary index, initially 3.25%	3.25%	3.25%	$1,137,388	$1,180,000	October 2032	(a)	$4,455,236
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	3.99%	255,143	262,500	December 2027		833,068
Financial institution	Principal and interest at maturity	4.99%		4.99%	—	60,000	April 2013		—
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	3.99%	240,000	270,000	December 2021	(b)	1,904,000
Financial institution	Principal and interest at maturity	Prime		3.25%	—	1,164,000	June 2013		—
Financial institution	Principal and interest at maturity	Greater of LIBOR plus 2.59% and 2.80%	2.80%		1,796,000	—	June 2016	(a)(c)	2,426,593
Financial institution	Annual principal and quarterly interest	Prime + 0.25%		3.50%	—	675,000	September 2014		—
Financial institution	Annual principal and interest	5.25% until 2015, then 5-yr US Treasury + 3.5%	5.25%	5.25%	920,441	954,768	July 2030	(b)	924,667
Financial institution	Annual principal and interest	4.95% until 2016, then 5-yr US Treasury + 3.5%	4.95%	4.95%	528,748	546,662	September 2031	(b)	562,740
Financial institution	Principal at maturity and interest quarterly	Greater of prime and 3.00%		3.00%	—	26,111,697	July 2013		—
Financial institution	Annual principal and quarterly interest	Greater of LIBOR + 2.59% and 2.80%	2.80%		34,500,000	—	March 2016	(a)(b)(c)	29,548,000
Financial institution	Principal at maturity and interest quarterly	Prime	3.25%	3.25%	—	537,700	July 2013		—
Financial institution	Annual principal and quarterly interest	Prime	3.25%	3.25%	—	775,500	October 2015		—
Financial institution	Annual principal and interest	Proprietary index, initially 5.5%	5.50%	5.50%	—	483,591	March 2040		—
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	4.90%	—	343,469	December 2039		—
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	4.90%	787,285	800,000	December 2041	(b)(c)	1,025,229
Financial institution	Principal and interest at maturity	3.15% until 2014, then proprietary index	3.15%	3.90%	469,732	500,000	November 2032	(a)(b)(c)	225,000
Financial institution	Annual principal and interest	Proprietary index, initially 3.15%	3.15%		1,742,500	—	April 2043	(a)(c)	884,214
Financial institution	Annual principal and interest	4.00%	4.00%		688,000	—	April 2018	(a)(c)	1,147,188
Seller	Principal and interest at maturity	1.00%		1.00%	—	1,533,844	January 2013		—

Total					$43,065,237	$36,198,731			$43,935,935
(a)
Personally guaranteed by Mr. Hough.

(b)
Includes collateral not included in these combined consolidated financial statements.

(c)
Personally guaranteed by Mr. Pittman.

Schedule of aggregate maturities of long-term debt
Year Ending December 31,
Remaining 9 months in 2014	$643,914
2015	1,411,530
2016	34,085,606
2017	217,995
2018	819,857
2019 and later	4,880,235
$42,059,137

Year Ending December 31,
2014	$1,440,014
2015	1,441,529
2016	34,115,606
2017	247,995
2018	849,857
2019 and later	4,970,236

Total	$43,065,237